UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
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Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
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Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               10/27/2000
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 63
                                        -------------------

Form 13F Information Table Value Total: $181,205
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:              ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
-----------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
    NAME OF ISSUER       TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                          NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                       VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                             (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                         SHARED
                                                                             SOLE  SHARED OTHER
-----------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
AT&T                     Common Stock    001957109      991,000    33,764     SOLE                            X
ABBOTT LABORATORIES      Common Stock    002824100    3,590,000    75,500     SOLE                            X
AGILENT TECHNOLOGIES     Common Stock    00846U101      432,000     8,836     SOLE                            X
AMERICA ONLINE           Common Stock    02364J104    2,096,000    38,980     SOLE                            X
AMERICAN INTL. GROUP     Common Stock     26874107    2,271,000    23,734     SOLE                            X
AVERY DENNISON           Common Stock    053611109    1,321,000    28,500     SOLE                            X
BAXTER INTERNATIONAL     Common Stock    071813109    1,985,000    24,800     SOLE                            X
BIOVAIL CORP. WARRANTS     WARRANTS      09067J117    7,362,000    58,200     SOLE                            X
CAPITAL ONE FINANCIAL    Common Stock    14040H105    3,552,000    50,700     SOLE                            X
CHUBB INSURANCE          Common Stock    171232101    1,574,000    19,900     SOLE                            X
CISCO SYSTEMS            Common Stock    17275R102    2,320,000    42,000     SOLE                            X
CITIGROUP                Common Stock    172967101    1,486,000    27,505     SOLE                            X
COCA COLA                Common Stock    191216100    4,057,000    73,600     SOLE                            X
COMPAQ COMPUTER          Common Stock    204493100    1,307,000    47,400     SOLE                            X
COMPUTER SCIENCES        Common Stock    205363104    2,309,000    31,100     SOLE                            X
CONSECO INDIANA          Common Stock    208464107      198,000    26,000     SOLE                            X
CORNING INC.             Common Stock    219350105    7,426,000    25,000     SOLE                            X
DISNEY (WALT) CO.        Common Stock    254687106    2,616,000    68,400     SOLE                            X
EMC CORP                 Common Stock    268648102    2,735,000    27,600     SOLE                            X
ELAN WARRANT A             WARRANTS      284131703      891,000    12,000     SOLE                            X
ELAN WARRANT B             WARRANTS      284131802      915,000    15,000     SOLE                            X
ELAN                     Common Stock    284131208    3,072,000    56,120     SOLE                            X
EMERSON ELECTRIC         Common Stock    291011104    2,251,000    33,600     SOLE                            X
ENRON CORP.              Common Stock    293561106    1,507,000    17,200     SOLE                            X
EXXON MOBIL              Common Stock    30231G102    1,861,000    20,880     SOLE                            X
FEDERAL NATL. MTG.       Common Stock    313586109    1,659,000    23,209     SOLE                            X
GENERAL ELECTRIC         Common Stock    369604103    8,246,000   142,792     SOLE                            X
GILLETTE COMPANY         Common Stock    375766102    2,161,000    70,000     SOLE                            X
HEWLETT-PACKARD CO.      Common Stock    428236103    2,250,000    23,200     SOLE                            X
HOME DEPOT               Common Stock    437076102    3,635,000    68,511     SOLE                            X
HONEYWELL INTL           Common Stock    438516106      976,000    27,400     SOLE                            X
IBM CORPORATION          Common Stock    459200101    2,998,000    26,656     SOLE                            X
ICON                     Common Stock    45103T107    1,103,000    61,300     SOLE                            X
INTEL CORP.              Common Stock    458140100    1,496,000    36,000     SOLE                            X
INTELLIGENT POLYMERS     Common Stock    G48029105    1,628,000    42,100     SOLE                            X
JOHNSON & JOHNSON        Common Stock    478160104    7,299,000    77,704     SOLE                            X
LILLY (ELI) & CO.        Common Stock    532457108    2,596,000    32,000     SOLE                            X
LINCARE HOLDINGS         Common Stock    532791100      496,000    17,300     SOLE                            X
LUCENT TECHNOLOGIES      Common Stock    549463107    2,516,000    82,524     SOLE                            X
MBNA CORP.               Common Stock    55262L100    2,373,000    61,662     SOLE                            X
MCDONALDS                Common Stock    580135101    1,549,000    51,340     SOLE                            X
MERCK & CO.              Common Stock    589331107    5,329,000    71,600     SOLE                            X
MERRILL LYNCH            Common Stock    590188108    3,049,000    46,202     SOLE                            X
MICRON TECHNOLOGY        Common Stock    595112103    1,012,000    22,000     SOLE                            X
MINNESOTA MINING & MNFG  Common Stock    604059105    1,339,000    14,700     SOLE                            X
NETWORK APPLIANCE        Common Stock    64120J104    3,159,000    24,800     SOLE                            X
NOKIA CORP               Common Stock    654902204      843,000    21,200     SOLE                            X
NORTEL NETWORKS          Common Stock    656568102    1,422,000    23,800     SOLE                            X
ORACLE CORPORATION       Common Stock    68389X105   15,507,000   196,916     SOLE                            X
PALM INC                 Common Stock    696642107      290,000     5,486     SOLE                            X
PAYCHEX INC              Common Stock    704326107    4,083,000    77,775     SOLE                            X
PEPSICO                  Common Stock    713448108      312,000     6,800     SOLE                            X
PFIZER                   Common Stock    717081103    1,945,000    43,300     SOLE                            X
PROCTER & GAMBLE         Common Stock    742718109    1,045,000    15,600     SOLE                            X
QUALCOMM                 Common Stock    747525103    2,828,000    39,700     SOLE                            X
SBC COMMUNICATIONS       Common Stock    78387G103      331,000     6,621     SOLE                            X
TYCO INTERNATIONAL       Common Stock    902124106   10,814,000   209,460     SOLE                            X
UNITED PARCEL SERVICE    Common Stock    911312106    4,777,000    84,741     SOLE                            X
UNITED PARCEL SERVICE A    CLASS A       911308104      258,000     4,667     SOLE                            X
VERIZON                  Common Stock    92343V104    1,858,000    38,377     SOLE                            X
WALMART STORES           Common Stock    931142103    1,674,000    34,700     SOLE                            X
WATERS CORP              Common Stock    941848103   16,073,000   180,600     SOLE                            X
XEROX CORPORATION        Common Stock    984121103      150,600    10,000     SOLE                            X